Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
		Jun. 30, 2019	Feb. 14, 2020	Jun. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies [Abstract]
Net loss			$ (47)	$ (85,289)	$ (85,743)	$ (278)
Less: Loss attributable to common stock subject to possible redemption
Adjusted net loss				$ (85,289)	$ (85,743)
Weighted average shares outstanding, basic and diluted	[1]	5,000,000		7,480,788	6,240,394
Basic and diluter loss per common share				$ (0.01)	$ (0.01)

[1]	Excludes an aggregate of up to 17,074,119 shares subject to possible redemption.